Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [Line Items]
Schedule of detailed information about hedge derivatives financial instruments

The table below presents the composition of open transactions included in the hedge derivative financial instruments as of December 31, 2020:

			Quotations
Quotation period	Concentrate	Metric tone	Fixed	Futures	Fair value
			US$/DMT	US$/ DMT	US$(000)
January 2021	Copper	1,250	6,500	7,758	(1,572)
February 2021	Copper	1,250	6,500	7,762	(1,577)
March 2021	Copper	2,250	6,633	7,767	(2,549)
April 2021	Copper	2,000	6,750	7,769	(2,036)
May 2021	Copper	3,000	6,897	7,769	(2,615)
June 2021	Copper	3,000	6,967	7,770	(2,408)
July 2021	Copper	2,000	7,025	7,768	(1,483)
August 2021	Copper	2,000	7,100	7,765	(1,327)
September 2021	Copper	2,000	7,500	7,762	(523)
October 2021	Copper	2,000	7,900	7,757	286

		20,750			(15,804)

Schedule of hedged financial instruments	This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)
Copper prices hedge (a)	(15,804)	—
Interest rate hedge (b)	(2,635)	—
	(18,439)	—

Schedule of composition of the operations to be settled that are part of the liability for hedging derivative instrument

The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2020:

		LIBOR of three months
Maturity	Amount	Fixed	Futures	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(785)
October 2022	74,167	2.632%	2.06% - 2.14%	(712)
October 2022	74,167	0.732%	0.16% - 0.24%	(706)
July 2022	45,000	2.632%	2.06% - 2.14%	(432)
	275,000			(2,635)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of derivative financial instruments [Line Items]
Schedule of embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2020 and 2019, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2020
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	267,872	January 2021 to May 2021	Between 2.908 and 3.545	Between 3.519 and 3.524	98,424
Copper Cathode	3,964	January 2021	Between 3.535 and 3.612	3.519	(235)
Molybdenum	3,382	January 2021 to February 2021	Between 7.360 and 7.884	8.658	3,245

					101,434	(a)

			As of December 31, 2019
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	246,441	January 2020 to May 2020	Between 2.567 and 2.774	Between 2.793 and 2.804	39,727
Copper Cathode	4,410	January 2020	2.791	2.793	9
Molybdenum	5,370	January 2020 to February 2020	Between 7.857 and 9.724	8.025	(3,031)

					36,705	(a)

(a)   Embedded derivatives are recorded on the statement of financial position in “Trade account receivable – related parties” (US$101.4 million as of December 31, 2020, and US$36.1 million as of December 31, 2019) and “Trade accounts receivable (net)” (US$0.6 million as of December 31, 2019).